Share Plans (Schedule of Performance Share Unit Activity) (Details) (Performance Shares, USD $)	12 Months Ended
	Sep. 26, 2014		Sep. 27, 2013
Performance Shares
Performance Share Unit Activity [Roll Forward]
Beginning balance	0	[1]
Granted	79,230	[1]
Performance metric adjustment	0	[1]
Vested	0	[1]
Forfeited	(6,490)	[1]
Ending balance	72,740	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted-average grant date fair value, restricted share units	$ 63.46		$ 0.00
Weighted-average grant date fair value, granted restricted share units	$ 63.40
Weighted-average grand date fair value, performance metric adjustment	$ 0.00
Weighted-average grant date fair value, vested restricted share units	$ 0.00
Weighted-average grant date fair value, forfeited restricted share units	$ 62.65

[1]	The number of shares disclosed within this table are at the target number of 100%.